Intangible Assets (Successor) (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Gross Total	$ 133,026	$ 133,026
Amortization of Intangible Assets	1,693
Net Total	131,333	131,333
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	1,693
Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	58,322	58,322
Net Total	57,503	$ 57,503
Patents And Development Technology [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	819
Patents And Development Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Patents And Development Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		6 years
Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	17,505	$ 17,505
Net Total	17,305	$ 17,305
Trade Names And Trade Marks [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	200
Trade Names And Trade Marks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		13 years
Trade Names And Trade Marks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Gross Total	55,999	$ 55,999
Net Total	55,370	$ 55,370
Customer Relationships [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	629
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Gross Total	1,200	$ 1,200
Net Total	1,155	1,155
Noncompete Agreements [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	45
Bonfire [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	22,668	22,668
Bonfire [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	10,197	10,197
Bonfire [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	3,491	3,491
Bonfire [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	8,723	8,723
Bonfire [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	257	257
CityBase [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	48,155	48,155
CityBase [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	31,789	31,789
CityBase [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	8,038	8,038
CityBase [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	7,840	7,840
CityBase [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	488	488
eCivis [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	12,997	12,997
eCivis [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	3,637	3,637
eCivis [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	2,573	2,573
eCivis [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	6,641	6,641
eCivis [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	146	146
Open Counter [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	10,471	10,471
Open Counter [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	5,469	5,469
Open Counter [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	1,217	1,217
Open Counter [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	3,678	3,678
Open Counter [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	107	107
Questica [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	33,821	33,821
Questica [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	6,090	6,090
Questica [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	1,880	1,880
Questica [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	25,721	25,721
Questica [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	130	130
Sherpa [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	4,914	4,914
Sherpa [Member] | Patents And Development Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	1,140	1,140
Sherpa [Member] | Trade Names And Trade Marks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	306	306
Sherpa [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	3,396	3,396
Sherpa [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Total	$ 72	$ 72